UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Alyeska Master Fund, L.P.

Address:  	77 West Wacker Drive
		7th Floor
		Chicago, IL 60601


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Alyeska Investment Group, L.P.
By:	Jason Bragg
Title:	CFO
Phone:	(312) 899-7902

Signature, Place, and Date of Signing:

/s/ Jason Bragg			Chicago, IL		November 16, 2009
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[  ]	13F HOLDINGS REPORT.

[ X]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
-------------------- 	----
028-13284		Alyeska Investment Group, L.P.